Interest Expense (Tables)	12 Months Ended
Dec. 31, 2022
Disclosure Of Interest Income Expense Text Block Abstract
Schedule of interest expense
For the years ended December 31,	2022	2021	2020
Interest on indebtedness	$197,491	$151,462	$164,253
Interest on derivative instruments	3,040	12,503	11,625
Interest on satellite performance incentive payments	1,797	2,236	2,930
Interest on significant financing component	17,229	18,854	22,434
Interest on employee benefit plans (Note 32)	588	1,440	1,169
Interest on leases	1,611	1,499	1,349
Interest expense	$221,756	$187,994	$203,760